INTANGIBLE ASSETS, NET - Details of Group's amortization expenses for the five years (Detail) ¥ in Thousands	Mar. 31, 2022 CNY (¥)
Finite-Lived Intangible Assets, Amortization Expense, Maturity Schedule [Abstract]
Year ending September 30, 2022	¥ 5,800
Year ending September 30, 2023	5,205
Year ending September 30, 2024	3,548
Year ending September 30, 2025	1,812
Year ending September 30, 2026 and thereafter	6,576
Total	¥ 22,941